Subsequent Events (Details) - Subsequent Event [Member]	Apr. 14, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Equity interest	100.00%
Cash consideration	$ 700,000
Share purchase agreement	200,000
Acquisition paid upon closing	$ 500,000